Other Investments - non-current	12 Months Ended
Mar. 31, 2021
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Other Investments - non-current
6.	Other Investments - non-current

	As at March 31,
	2021		2021		2020
	(In millions)
(a) Investments - measured at Fair value through Other Comprehensive Income
Equity shares (quoted)	US$	68.3	Rs.	4,993.9	Rs.	1,586.8
Equity shares (unquoted)		79.4		5,807.7		4,505.1

Total	US$	147.7	Rs.	10,801.6	Rs.	6,091.9

(b) Investments - measured at Fair value through profit or loss
Equity shares (quoted)	US$	—	Rs.	—	Rs.	1,577.9
Non-cumulative redeemable preference shares		0.1		4.0		4.0
Cumulative redeemable preference shares		0.2		15.0		15.0
Equity shares (unquoted)		25.1		1,838.3		1,603.9
Convertible debentures		12.8		937.3		877.1
Others		1.2		86.8		110.7

Total	US$	39.4	Rs.	2,881.4	Rs.	4,188.6

Total (a+b)	US$	187.1	Rs.	13,683.0	Rs.	10,280.5